OTHER LONG-TERM ASSETS - Narrative (Details) $ in Millions			1 Months Ended	12 Months Ended
	May 22, 2020	Mar. 31, 2020 CAD ($)	Nov. 30, 2018 CAD ($) party	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Finite-Lived Intangible Assets [Line Items]
Capital projects in development				$ 231	$ 1,715
Reimbursement of costs related to capital projects in development				$ 0	0	$ 470
Disposal group, disposed of by sale, not discontinued operations | Coastal GasLink
Finite-Lived Intangible Assets [Line Items]
Ownership interest sold	65.00%
Keystone XL
Finite-Lived Intangible Assets [Line Items]
Capitalized development costs		$ 1,700
Capital projects in development					$ 1,500
Coastal GasLink
Finite-Lived Intangible Assets [Line Items]
Reimbursement of costs related to capital projects in development			$ 470
Number of parties (in parties) | party			5
Ownership interest sold	65.00%